TAXATION ON INCOME - Current income tax (Details)						12 Months Ended
	Oct. 01, 2023	Sep. 30, 2023	Jan. 01, 2023	Dec. 31, 2020	Jan. 01, 2006	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation income
Applicable tax rate			20.00%	20.00%	20.00%	25.00%	23.00%	25.00%
Withholding tax rate						10.00%
Rate for tax advances paid						25.00%	23.00%
Tax returns, open period						5 years
Tax losses, expiration period						5 years
Applicable tax rate for deferred tax						25.00%
Companies
Taxation income
Applicable tax rate	25.00%	20.00%
Banks
Taxation income
Applicable tax rate	30.00%	25.00%